Double Vision Acquisition (Details 2) - 6 months ended Mar. 31, 2015 - USD ($)	Total
Double Vision Acquisition [Abstract]
Net revenue	$ 10,681,740
Net loss	$ (4,046,089)
Net loss per share	$ (0.03)
Net loss per share-diluted	$ (0.03)